QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE  19801

(Name and address of agent for service)

With copy to:

John H. Lively

Practus TM  LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: last day of February

 Date of reporting period: 11/30/2019

ITEM 1. SCHEDULE OF INVESTMENTS for DGHM Funds

DGHM V2000 SmallCap Value Fund

Schedule of Investments

November 30, 2019 (unaudited)

		Shares	Fair Value
96.72%	COMMON STOCKS

20.26%	BANKS
	Associated Banc-Corp.	12,611	$270,380
	Columbia Banking System, Inc.	3,806	148,738
	Community Trust Bancorp, Inc.	6,262	281,414
	First Hawaiian, Inc.	6,789	193,758
	First Horizon National Corp.	17,266	277,637
	Fulton Financial Corp.	13,755	236,036
	Greenhill & Co., Inc.	12,215	207,777
	Hancock Whitney Corp.	4,732	192,167
	Old National Bancorp	5,587	101,013
	Provident Financial Services, Inc.	10,439	253,876
	Sandy Spring Bancorp, Inc.	7,380	260,957
	South State Corp.	2,944	245,176
	Washington Federal, Inc.	7,695	283,253
			2,952,182

6.24%	HEALTHCARE
	Integer Holdings Corp.*	2,988	226,640
	Orthofix Medical, Inc.*	4,874	221,280
	Prestige Consumer Healthcare Inc.*	6,222	235,005
	RadNet, Inc.*	11,815	226,375
			909,300

10.32%	INDUSTRIAL
	Atkore International Group Inc.*	6,908	288,202
	Gibraltar Industries, Inc.*	5,217	272,432
	The Greenbrier Cos., Inc.	6,027	169,600
	Hawaiian Holdings, Inc.	1,711	51,826
	Hub Group, Inc. Class A*	4,021	205,352
	SPX FLOW, Inc.	3,348	158,695
	UniFirst Corp.	1,731	357,019
			1,503,126

4.10%	INFORMATION TECHNOLOGY
	Ciena Corp.*	6,076	230,645
	Fabrinet	3,281	198,468
	Nuance Communications, Inc.	9,362	167,861
			596,974

4.48%	INSURANCE
	FBL Financial Group, Inc. Class A	3,369	193,953
	Radian Group Inc.	7,231	186,849
	RenaissanceRe Holdings Ltd.	1,448	272,702
			653,504

2.18%	INVESTMENT SERVICES
	Kennedy-Wilson Holdings, Inc.	14,022	317,037

2.13%	MATERIALS
	Graphic Packaging Holding Co.	19,046	309,878

4.58%	MEDIA
	Cable One, Inc.	249	382,215
	Nexstar Media Group, Inc. Class A	2,643	284,678
			666,893

DGHM V2000 SmallCap Value Fund

Schedule of Investments

November 30, 2019 (unaudited)

		Shares	Fair Value

5.38%	MISCELLANEOUS MANUFACTURING
	Kaiser Aluminum Corp.	2,829	$310,002
	Teradyne, Inc.	5,093	318,771
	TreeHouse Foods, Inc.*	3,181	155,519
			784,292

5.28%	OIL & GAS SERVICES
	NexTier Oilfield Solutions Inc.	29,692	142,225
	Oceaneering International, Inc.*	15,777	211,570
	Talos Energy, Inc.*	9,189	213,185
	WPX Energy, Inc.*	20,593	202,635
			769,615

13.21%	REAL ESTATE INVESTMENT TRUSTS
	Bloomin' Brands, Inc.	9,334	224,483
	Brandywine Realty Trust	22,217	342,808
	Cousins Properties Inc.	8,809	356,676
	Hersha Hospitality Trust Class A	17,710	251,128
	Mack-Cali Realty Corp.	11,513	246,263
	Meritage Homes Corp.*	3,220	214,259
	STAG Industrial, Inc.	9,354	289,880
			1,925,497

5.81%	RETAIL
	American Eagle Outfitters, Inc.	17,468	261,496
	Bed Bath & Beyond Inc.	8,076	117,748
	Caleres, Inc.	6,818	149,246
	Taylor Morrison Home Corp.	7,075	164,281
	Urban Outfitters, Inc.*	6,024	154,576
			847,347

3.96%	TRANSPORTATION
	Forward Air Corp.	4,885	342,097
	Moog Inc. Class A	2,730	234,425
			576,522

8.79%	UTILITIES
	NorthWestern Corp.	4,265	305,246
	Portland General Electric Co.	5,932	329,285
	Quanta Services, Inc.	9,335	388,709
	Southwest Gas Holdings, Inc.	3,405	257,963
			1,281,203

96.72%	TOTAL COMMON STOCKS		14,093,370

DGHM V2000 SmallCap Value Fund

Schedule of Investments

November 30, 2019 (unaudited)

		Shares	Fair Value
3.21%	SHORT TERM INVESTMENTS

	Federated Treasury Obligation Fund - Institutional Class 1.54%**	467,630	$467,630

99.93%	TOTAL INVESTMENTS		$14,561,000
0.07%	Other assets, net of liabilities		9,767
100.00%	NET ASSETS		$14,570,767

*Non-income producing

**Effective 7 day yield as of November 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$14,093,370	$—	$—	$14,093,370
Short Term Investments	467,630	—	—	467,630
Total Investments	$14,561,000	$—	$—	$14,561,000

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2019.

At November 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $11,798,061 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,249,135
Gross unrealized depreciation	(486,196)
Net unrealized appreciation	$2,762,939

DGHM MicroCap Value Fund
Schedule of Investments
November 30, 2019 (unaudited)

		Shares	Fair Value
93.53%	COMMON STOCKS

13.97%	BANKS
	BankFinancial Corp.	30,784	$420,202
	Capital City Bank Group, Inc.	2,418	69,953
	Central Valley Community Bancorp	30,929	652,602
	Community Trust Bancorp, Inc.	13,745	617,700
	First Bancorp	16,588	648,591
	First Community Bankshares, Inc.	26,888	819,815
	First Western Financial, Inc.*	7,546	128,584
	HomeTrust Bancshares, Inc.	23,656	618,131
	National Bankshares, Inc.	15,582	668,156
	Northrim BanCorp, Inc.	16,152	605,215
	Pacific Mercantile Bancorp*	66,694	477,529
	Sandy Spring Bancorp, Inc.	18,663	659,924
	Territorial Bancorp Inc.	21,279	674,332
			7,060,734

13.07%	CAPITAL GOODS
	Commercial Vehicle Group, Inc.*	68,189	486,869
	Continental Building Products, Inc.*	26,763	984,611
	Ducommun Inc.*	17,866	873,290
	Hurco Companies, Inc.	7,525	269,245
	Kimball Electronics, Inc.*	33,964	595,729
	L. B. Foster Co. Class A*	28,049	531,248
	Preformed Line Products Co.	10,794	776,089
	Sterling Construction Co., Inc.*	77,275	1,125,897
	Transcat, Inc.**	29,384	963,501
			6,606,479

5.04%	COMMERCIAL & PROFESSIONAL SERVICES
	CBIZ, Inc.*	46,210	1,241,201
	SP Plus Corp.*	29,796	1,306,555
			2,547,756

4.21%	CONSUMER DISCRETIONARY
	The Cato Corp. Class A	45,368	864,714
	Century Communities, Inc.*	18,129	516,676
	Nathan's Famous, Inc.	6,677	497,770
	William Lyon Homes Class A*	12,015	250,873
			2,130,033

5.47%	CONSUMER DURABLES & APPAREL
	M/I Homes, Inc.*	13,981	618,939
	MasterCraft Boat Holdings, Inc.*	44,780	743,796
	Rocky Brands, Inc.	25,106	699,955
	Vera Bradley, Inc.*	63,409	700,035
			2,762,725

4.86%	CONSUMER SERVICES
	Ark Restaurants Corp.	37,999	766,630
	Collectors Universe, Inc.	33,617	883,119
	The Marcus Corp.	25,641	806,666
			2,456,415

1.33%	DIVERSIFIED FINANCIALS
	Greenhill & Co., Inc.	39,627	674,055

3.83%	ENERGY
	Bonanza Creek Energy, Inc.*	31,006	541,365
	Helix Energy Solutions Group, Inc.*	101,061	838,806
	Newpark Resources, Inc. *	94,637	554,573
			1,934,744

DGHM MicroCap Value Fund
Schedule of Investments
November 30, 2019 (unaudited)

		Shares	Fair Value

4.49%	FINANCIALS
	Employers Holdings, Inc.	22,637	$972,712
	South State Corp.	9,277	772,589
	Western New England Bancorp, Inc.	53,197	521,863
			2,267,164

6.34%	HEALTHCARE
	Hanger, Inc.*	34,879	913,830
	Harvard Bioscience, Inc.*	235,966	684,301
	Orthofix Medical, Inc.*	17,488	793,955
	RadNet, Inc.*	42,292	810,315
			3,202,401

0.86%	INFORMATION TECHNOLOGY
	MTS Systems Corp.	9,582	435,214

5.92%	MATERIALS
	Foundation Building Materials, Inc.*	29,282	598,524
	Innophos Holdings, Inc.	19,537	623,230
	Kaiser Aluminum Corp.	6,062	664,274
	United States Lime & Minerals, Inc.	10,768	1,107,704
			2,993,732

10.41%	REAL ESTATE INVESTMENT TRUSTS
	CatchMark Timber Trust, Inc. Class A	92,600	1,099,162
	City Office REIT, Inc.	71,528	960,621
	Hersha Hospitality Trust Class A	61,192	867,703
	Independence Realty Trust, Inc.	82,904	1,238,586
	iStar Inc.	84,153	1,093,147
			5,259,219

3.37%	SEMICONDUCTORS
	Kulicke and Soffa Industries, Inc.	37,124	931,441
	Onto Innovation Inc.*	22,936	769,732
			1,701,173

3.25%	SOFTWARE & SERVICES
	American Software, Inc. Class A	52,963	837,345
	NIC Inc.	35,492	805,313
			1,642,658

2.78%	TRANSPORTATION
	Marten Transport, Ltd.	40,232	850,102
	Universal Logistics Holdings, Inc.	27,852	555,369
			1,405,471

4.33%	UTILITIES
	Artesian Resources Corp. Class A	17,134	637,385
	RGC Resources, Inc.	21,630	635,489
	Unitil Corp.	14,985	914,684
			2,187,558

93.53%	TOTAL COMMON STOCKS		47,267,531

1.02%	PREFERRED STOCKS

1.02%	FINANCIAL
	Steel Partners Holdings L.P., Series A, 6.00%, 2/7/2026	22,814	516,737

1.02%	TOTAL PREFERRED STOCKS		516,737

DGHM MicroCap Value Fund
Schedule of Investments
November 30, 2019 (unaudited)

		Shares	Fair Value

5.30%	SHORT TERM INVESTMENTS
	Federated Treasury Obligation Fund - Institutional Class 1.54**	2,675,561	$2,675,561

99.85%	TOTAL INVESTMENTS		$50,459,829
0.15%	Other assets, net of liabilities		76,382
100.00%	NET ASSETS		$50,536,211

*Non-income producing

**Effective 7 day yield as of November 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Unobservable Inputs	Total
Common Stocks	$47,267,531	$—	$—	$47,267,531
Preferred Stocks	516,737	—	—	516,737
Short Term Investments	2,675,561	—	—	2,675,561
Total Investments	$50,459,829	$—	$—	$50,459,829

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2019.

At November 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $42,995,069 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,426,915
Gross unrealized depreciation	(1,962,155)
Net unrealized appreciation	$7,464,760

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe

Karen Shupe

Principal Executive Officer

Date: January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Karen Shupe

Karen Shupe

Principal Executive Officer

Date: January 27, 2020

By:	/s/Ann MacDonald

Ann MacDonald

Principal Financial Officer

Date: January 27, 2020